EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands of $)	2016	2015	2014
Basic:
Net income available to stockholders	146,406	200,832	122,815
Diluted:
Net income available to stockholders	146,406	200,832	122,815
Interest and other expenses attributable to convertible bonds	15,310	22,449	22,431
Net income assuming dilution	161,716	223,281	145,246

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31
(in thousands)	2016	2015	2014
Basic earnings per share:
Weighted average number of common shares outstanding	93,497	93,450	93,331
Diluted earnings per share:
Weighted average number of common shares outstanding	93,497	93,450	93,331
Effect of dilutive share options	—	23	84
Effect of dilutive convertible debt	14,543	25,535	23,332
Weighted average number of common shares outstanding assuming dilution	108,040	119,008	116,747

The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the issue in October 2016 of 5.75% convertible bonds. These shares are owned by the Company and will be returned on or before maturity of the bonds in 2021.

The 3.75% convertible bonds were fully redeemed in cash in February 2016, without any conversion having taken place. The 5.75% convertible bonds were issued in October 2016. Share options were not dilutive at December 31, 2016.